Offerings - Offering: 1	Sep. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00